Consolidated Statements of Operations (FY) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Revenue:
Total revenue		$ 1,507
Costs and Expenses:
Costs of sales		413
General and administrative expenses	5,437	6,450
Stock-based expense	371	1,258
Depreciation and amortization	258	37
Impairments	5,000	3,500
Total costs and expenses	11,066	11,658
Operating loss	(11,066)	(10,151)
Non-operating income (expense):
Equity in losses of joint ventures	(198)	(715)
Loss on fair value adjustments of derivative liabilities	1,877	126
Foreign currency gain (losses), net	(58)	143
Interest expense	(1,326)	(869)
Interest income	51	43
Other gain		1,689
Net loss before income tax provision	(10,720)	(9,734)
Income tax benefit/(provision)		129
Net loss	(10,720)	(9,605)
Less: net loss attributable to non-controlling interests	(4)	(1)
Net loss attributable to SES stockholders	$ (10,716)	$ (9,604)
Net loss per share attributable to SES stockholders	$ (7.74)	$ (7.01)
Weighted average common shares outstanding: Basic and diluted	1,384	1,370
Technology Licensing and Related Services [Member]
Revenue:
Total revenue		$ 269
Related Party Consulting Services [Member]
Revenue:
Total revenue		$ 1,238